PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 3,191		¥ 3,191
Property and equipment, net	342	$ 50	500
Less: Accumulated depreciation	(2,849)		(2,691)
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,269		2,269
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 922		¥ 922